Finance Lease Right-of-Use Assets, Net (Details) - Schedule of Finance Lease Right -of-Use Assets	6 Months Ended
Dec. 31, 2023 USD ($)
Finance Lease Right-of-Use Assets, Net (Details) - Schedule of Finance Lease Right -of-Use Assets [Line Items]
Beginning balance of accumulated amortization	$ (788,840)
Increase /(Decrease) of accumulated amortization	798,062
Exchange Rate Translation of accumulated amortization	(9,222)
Ending balance of accumulated amortization
Beginning balance of Finance lease right-of-use assets, net	871,876
Increase /(Decrease) of Finance lease right-of-use assets, net	(882,069)
Exchange Rate Translation of Finance lease right-of-use assets, net	10,193
Ending balance of Finance lease right-of-use assets, net
Company vehicles [Member]
Finance Lease Right-of-Use Assets, Net (Details) - Schedule of Finance Lease Right -of-Use Assets [Line Items]
Beginning balance of company vehicles	1,660,716
Increase /(Decrease) of company vehicles	(1,680,131)
Exchange Rate Translation of company vehicles	19,415
Ending balance of company vehicles